                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ariel Capital Management, Inc.
Address:    307 N. Michigan Ave
            Suite 500
            Chicago, IL  60601


 Form 13F File Number: 28-04003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Cargie
Title:    Vice President/Head Trader
Phone:    312-726-0140

Signature, Place, and Date of Signing:

/s/ Cheryl Cargie                 Chicago, IL                    4/6/00
_____________________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                              -----------------------

Form 13F Information Table Entry Total:          49
                                              -----------------------

Form 13F Information Table Value Total:      $   3,377,036,000
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                          None
         -----         -------------------      ------------------------

          [Repeat as necessary.]

                                                                                      VALUE        SHARES/  SH/PUT/   INVSTMT
NAME OF ISSUER                                  TITLE OF CLASS          CUSIP         (x$1000)     PRN AMT  PRN CALL  DSCRETN
------------------------------                  ----------------        ---------     --------     -------  --------  -------
AVERY DENNISON CORP COM                         COM                      53611109        14285      233940  SH        SOLE
BOB EVANS FARMS                                 COM                      96761101        86399     6911900  SH        SOLE
BRADY CORP                                      COM                     104674106       126348     4051235  SH        SOLE
CARDINAL HEALTH INC COM                         COM                     14149Y108        16469      358990  SH        SOLE
CARNIVAL CRUISE LINE INC CL A                   COM                     143658102        16760      675480  SH        SOLE
CENTRAL NEWSPAPERS INC CL A                     COM                     154647101       159606     4773269  SH        SOLE
CENTURYTEL, INC                                 COM                     156700106        45972     1238300  SH        SOLE
CLOROX CO                                       COM                     189054109        24895      754407  SH        SOLE
DEPARTMENT 56 INC COM                           COM                     249509100        45148     3047950  SH        SOLE
EQUIFAX INC                                     COM                     294429105        43078     1706070  SH        SOLE
FORTUNE BRANDS INC COM                          COM                     349631101         8491      339645  SH        SOLE
FRANKLIN RES INC COM                            COM                     354613101        33523     1002565  SH        SOLE
GALILEO INTL INC COM                            COM                     363547100        17488      726770  SH        SOLE
GALLAGHER ARTHUR J & CO COM                     COM                     363576109        50583     1556395  SH        SOLE
GENERAL BINDING CORP                            COM                     369154109        27548     2880886  SH        SOLE
GRACO INC COM                                   COM                     384109104        53677     1850925  SH        SOLE
GREY ADVERTISING INC COM                        COM                     397838103        72052      176166  SH        SOLE
HARTE-HANKS COMM, INC.                          COM                     416196103        19628      865135  SH        SOLE
HASBRO BRADLEY INC                              COM                     418056107      1683831    10090362  SH        SOLE
HCC INS HLDGS INC COM                           COM                     404132102        66649     5030100  SH        SOLE
HORACE MANN EDUCATORS CP NEWCO                  COM                     440327104        84896     4604510  SH        SOLE
HOUGHTON MIFFLIN CO                             COM                     441560109        39619      933575  SH        SOLE
HUNT CORP COM                                   COM                     445591100        14329     1603280  SH        SOLE
HUSSMANN INTL INC COM                           COM                     448110106        96527     7608036  SH        SOLE
IDEX CORP COM                                   COM                     45167R104        89617     3288705  SH        SOLE
INTERFACE , INC. CL A                           COM                     458665106        35959     8461030  SH        SOLE
INTERNATIONAL GAME TECH COM                     COM                     459902102       170518     7862500  SH        SOLE
LEE ENTERPRISES INC COM                         COM                     523768109       164765     6306785  SH        SOLE
LEGGETT & PLATT INC                             COM                     524660107       117157     5449150  SH        SOLE
LIBBEY INC COM                                  COM                     529898108        87272     3188025  SH        SOLE
LITTLEFUSE INC COM                              COM                     537008104       115183     3139565  SH        SOLE
LONGS DRUG STORES INC                           COM                     543162101       124069     5453570  SH        SOLE
MBIA INC                                        COM                     55262C100       185871     3570145  SH        SOLE
MBNA CORP COM                                   COM                     55262L100        35753     1402082  SH        SOLE
MCCLATCHY CO CL A                               COM                     579489105        11630      355110  SH        SOLE
MCCORMICK & CO INC NON VOTING                   COM                     579780206       146955     4556755  SH        SOLE
MILLER HERMAN INC                               COM                     600544100       177481     6338620  SH        SOLE
NEWELL RUBBERMAID INC.                          COM                     651229106        29728     1198115  SH        SOLE
PITNEY BOWES INC                                COM                     724479100        29769      666170  SH        SOLE
PRICE T ROWE & ASSOC INC                        COM                     741477103        16297      412570  SH        SOLE
ROUSE CO.                                       COM                     779273101       155869     7378405  SH        SOLE
SPECIALTY EQUIP COS INC COM NE                  COM                     847497203       114568     5521340  SH        SOLE
STUB--SHOREWOOD/CHESAPEAKE                      COM                     999999999         7681     4096644  SH        SOLE
SUNGARD DATA SYS INC COM                        COM                     867363103        19718      522340  SH        SOLE
SYBRON CORP DEL COM                             COM                     87114F106        42912     1479735  SH        SOLE
TRIBUNE CO COM                                  COM                     896047107        14074      384935  SH        SOLE
WESLEY JESSEN VISIONCARE INCCO                  COM                     951018100        39819     1108000  SH        SOLE
WHITMAN CORP NEW COM                            COM                     96647R107        80771     5795225  SH        SOLE
XL CAPITAL LTD CL A                             COM                     G98255105        31247      564287  SH        SOLE

                                                OTHER          ING AUTHO      RITY
NAME OF ISSUER                                  MANAGERS        SHARED        NONE
------------------------------                  --------       ---------      -----
AVERY DENNISON CORP COM                           193685           0          40255
BOB EVANS FARMS                                  6502920           0         408980
BRADY CORP                                       3892685           0         158550
CARDINAL HEALTH INC COM                           294510           0          64480
CARNIVAL CRUISE LINE INC CL A                     560410           0         115070
CENTRAL NEWSPAPERS INC CL A                      4439214           0         334055
CENTURYTEL, INC                                  1028710           0         209590
CLOROX CO                                         624577           0         129830
DEPARTMENT 56 INC COM                            2966000           0          81950
EQUIFAX INC                                      1415625           0         290445
FORTUNE BRANDS INC COM                            280120           0          59525
FRANKLIN RES INC COM                              819280           0         183285
GALILEO INTL INC COM                              602700           0         124070
GALLAGHER ARTHUR J & CO COM                      1403350           0         153045
GENERAL BINDING CORP                             2766786           0         114100
GRACO INC COM                                    1776225           0          74700
GREY ADVERTISING INC COM                          169231           0           6935
HARTE-HANKS COMM, INC.                            698410           0         166725
HASBRO BRADLEY INC                               9382882           0         707480
HCC INS HLDGS INC COM                            4832950           0         197150
HORACE MANN EDUCATORS CP NEWCO                   4426335           0         178175
HOUGHTON MIFFLIN CO                               783350           0         150225
HUNT CORP COM                                    1570680           0          32600
HUSSMANN INTL INC COM                            7151536           0         456500
IDEX CORP COM                                    3158405           0         130300
INTERFACE , INC. CL A                            8131230           0         329800
INTERNATIONAL GAME TECH COM                      7305115           0         557385
LEE ENTERPRISES INC COM                          5848455           0         458330
LEGGETT & PLATT INC                              5010115           0         439035
LIBBEY INC COM                                   3018350           0         169675
LITTLEFUSE INC COM                               3070965           0          68600
LONGS DRUG STORES INC                            5099080           0         354490
MBIA INC                                         3296650           0         273495
MBNA CORP COM                                    1158237           0         243845
MCCLATCHY CO CL A                                 283560           0          71550
MCCORMICK & CO INC NON VOTING                    4199290           0         357465
MILLER HERMAN INC                                5838935           0         499685
NEWELL RUBBERMAID INC.                            994015           0         204100
PITNEY BOWES INC                                  549695           0         116475
PRICE T ROWE & ASSOC INC                          341325           0          71245
ROUSE CO.                                        6812045           0         566360
SPECIALTY EQUIP COS INC COM NE                   5185365           0         335975
STUB--SHOREWOOD/CHESAPEAKE                       4003369           0          93275
SUNGARD DATA SYS INC COM                          432000           0          90340
SYBRON CORP DEL COM                              1223300           0         256435
TRIBUNE CO COM                                    318100           0          66835
WESLEY JESSEN VISIONCARE INCCO                   1067350           0          40650
WHITMAN CORP NEW COM                             5250220           0         545005
XL CAPITAL LTD CL A                               469557           0          94730


LINE COUNT: 49

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   49

FORM 13F INFORMATION TABLE VALUE TOTAL:   $3,377,036,000

LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME